Equity Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 02, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Allocated share based compensation			$ 220,058	$ 16,880
Two Thousand And Seventeen Equity Incentive Plan [Member]
Number of shares, granted			19,480,375	13,940,467
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 11 months 4 days	5 years 11 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.59%	0.87%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			55.00%	55.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%
Allocated share based compensation			$ 23,421	$ 16,569
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 36,989
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 years 25 days
Share based payment arrangement, Expense, Tax benefit			$ 0
Two Thousand And Seventeen Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Share based compensation arrangement by share based payment award, Percentage of voting interest held by stockholders					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Number of years from the date of grant during which equity based award is not exercised, Determining the expiration of equity based award					10 years
Number of months after the option holder ceases to be a service provider, Determining the expiration of equity based award					3 months
Two Thousand And Seventeen Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent					100.00%
Two Thousand And Seventeen Equity Incentive Plan [Member] | Employee Stock Option Granted To Stockholder [Member]
Number of years from the date of grant during which equity based award is not exercised, Determining the expiration of equity based award					5 years
Two Thousand And Seventeen Equity Incentive Plan [Member] | Incentive Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent					110.00%
Share based compensation arrangement by share based payment award, Percentage of voting interest held by employees					10.00%
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Allocated share based compensation			66,044	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 99,652
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 8 months 4 days
Number of shares, granted			44,635,346
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding			$ 383,456
Closing stock price			$ 11.26
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Time Based Vesting [Member]
Number of shares, granted		5,700,406
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units To Related Party [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 6,232
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			18 days
Share based compensation by share based arrangement accelarated vesting number			2,928,854
Share based compensation by share based arrangement modification of plan accelarated vesting			537,576
Share based compensation by share based payment award plan modification incremental compensation costs			$ 128,397
Two Thousand And Twenty One Equity Incentive Plan [Member]
Share based compensation by share based arrangement number of additional shares authorized	120,900,000
Percentage of total shares outstanding	5.00%
Number of shares, granted	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	122,487,648